Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Apr. 09, 2012
Entity Registrant Name	BROADCAST INTERNATIONAL INC
Entity Central Index Key	0000740726
Entity Filer Category	Smaller Reporting Company